Annual Fund Operating Expenses - First Trust Long Duration Opportunities ETF - First Trust Long Duration Opportunities ETF	Mar. 01, 2021
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	0.70%

[1]	Other expenses have been restated to reflect the expenses that the Fund expects to incur for the current fiscal year.